LEASES	12 Months Ended
Jun. 30, 2024
LEASES [Abstract]
LEASES
12.	LEASES

The Group leases office premises, vehicles, and plant and equipment in the United States. No restrictions or covenants are imposed by the leases.

The carrying amounts of right-of-use assets (included under property, plant and equipment) and the movements during the year are in Note 8.
The carrying amounts of lease liabilities (included under financial liabilities) and the movements during the year are set out in Note 11.

The following are the amounts recognized in profit or loss in respect of leases:

		2024	2023
	Note	US$	US$
Amortization of right-of-use assets	8	(521,099)	(249,387)
Interest expense on lease liabilities		(106,474)	(78,040)
Expense relating to short-term leases and leases of low-value assets		(72,542)	(85,100)
Net amount recognized in profit or loss		(700,115)	(412,527)